FPA FLEXIBLE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS

March 31, 2022

(Unaudited)

COMMON STOCKS	Shares or Principal Amount	Fair Value
ENERGY — 0.2%
PHI Group, Inc., Restricted(a)(b)(c)	75,292	$1,151,968
		$1,151,968
RETAILING — 0.1%
Copper Earn Out Trust(a)(b)(c)	7,803	$91,685
Copper Property CTL Pass Through Trust(a)(b)(c)	58,520	921,690
		$1,013,375

TOTAL COMMON STOCKS — 0.3% (Cost $1,555,635)		$2,165,343

RIGHTS — 0.0%
MIDSTREAM - OIL & GAS — 0.0%
Windstream Holdings, Inc.(a)(b)(c)(d) (Cost $372,781)	11,258	$166,056
		$166,056
BONDS & DEBENTURES

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.3%
AGENCY — 0.0%
Freddie Mac Multifamily Structured Pass Through Certificates K042 A1 — 2.267% 6/25/2024	$128,114	$127,670
		$127,670
AGENCY STRIPPED — 0.2%
Government National Mortgage Association 2015-19 IO — 0.304% 1/16/2057(e)	$1,434,159	$27,055
Government National Mortgage Association 2015-7 IO — 0.553% 1/16/2057(e)	1,665,980	43,669
Government National Mortgage Association 2020-75 IO — 0.900% 2/16/2062(e)	5,499,723	400,447
Government National Mortgage Association 2020-42 IO — 0.936% 3/16/2062(e)	3,592,147	264,611
Government National Mortgage Association 2020-71 IO — 1.103% 1/16/2062(e)	2,984,121	237,853
Government National Mortgage Association 2020-43 IO — 1.267% 11/16/2061(e)	2,233,500	185,184
		$1,158,819
NON-AGENCY — 7.1%
A10 Bridge Asset Financing 2021-D A1FX — 2.589% 10/1/2038(c)(f)	$2,295,000	$2,295,000
A10 Bridge Asset Financing LLC 2020-C A — 2.021% 8/15/2040(f)	379,602	379,114
ACRE Commercial Mortgage Ltd. 2021-FL4 A, 1M USD LIBOR + 0.830% — 1.298% 12/18/2037(e)(f)	483,042	479,506
ACRES Commercial Realty Ltd. 2021-FL1 A, 1M USD LIBOR + 1.200% — 1.641% 6/15/2036(e)(f)	2,604,000	2,580,981
ACRES Commercial Realty Ltd. 2021-FL2 A, 1M USD LIBOR + 1.400%, FRN — 1.841% 1/15/2037(e)(f)	809,000	804,836
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL1 A, 1M USD LIBOR + 0.970% — 1.367% 12/15/2035(e)(f)	2,210,000	2,195,768
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 A, 1M USD LIBOR + 1.100% — 1.497% 5/15/2036(e)(f)	2,370,000	2,342,331
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1 A, 1M USD LIBOR + 1.450% — 1.500% 1/15/2037(e)(f)	3,442,000	3,423,986

FPA FLEXIBLE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 1M USD LIBOR + 1.350% — 1.747% 11/15/2036(e)(f)	$3,148,000	$3,119,433
AREIT Trust 2019-CRE3 A, 1M USD LIBOR + 1.1340% — 1.184% 9/14/2036(e)(f)	75,871	75,608
BDS 2021-FL8 A, 1M USD LIBOR + 0.920% — 1.388% 1/18/2036(e)(f)	933,322	920,152
BDS Ltd. 2019-FL4 A, 1M USD LIBOR + 1.100% — 1.541% 8/15/2036(e)(f)	833,447	829,344
BDS Ltd. 2019-FL4 AS, 1M USD LIBOR + 1.400% — 1.841% 8/15/2036(e)(f)	268,000	264,531
BPCRE Ltd. 2021-FL1 A, 1M USD LIBOR + 0.850% — 1.291% 2/15/2037(e)(f)	76,363	75,466
BX Commercial Mortgage Trust 2021-VOLT E, 1M USD LIBOR + 2.000% — 2.397% 9/15/2036(e)(f)	1,410,000	1,356,686
BX Commercial Mortgage Trust 2021-VOLT F, 1M USD LIBOR + 2.400% — 2.797% 9/15/2036(e)(f)	2,319,000	2,237,115
BXMT Ltd. 2021-FL4 A, 1M USD LIBOR + 1.050% — 1.447% 5/15/2038(e)(f)	2,899,000	2,882,319
Citigroup Commercial Mortgage Trust 2013-GC11 AAB — 2.690% 4/10/2046	18,785	18,797
Citigroup Commercial Mortgage Trust 2013-GC11 A4 — 3.093% 4/10/2046	90,000	89,988
Citigroup Commercial Mortgage Trust 2013-GC11 AS — 3.422% 4/10/2046	800,000	798,148
COMM 2013-CCRE7 Mortgage Trust 2013-CR7 A4 — 3.213% 3/10/2046	1,153,226	1,155,109
COMM Mortgage Trust 2013-LC6 A4 — 2.941% 1/10/2046	—	—
CoreVest American Finance Trust 2018-1 A — 3.804% 6/15/2051(f)	266,947	267,426
Greystone CRE Notes Ltd. 2021-FL3 A, 1M USD LIBOR + 1.020% — 1.417% 7/15/2039(e)(f)	3,000,000	2,952,816
GS Mortgage Securities Corp. II 2015-GC30 AAB — 3.120% 5/10/2050	299,055	299,949
Hawaii Hotel Trust 2019-MAUI C, 1M USD LIBOR + 1.650% — 2.047% 5/15/2038(e)(f)	1,384,000	1,366,702
HERA Commercial Mortgage Ltd. 2021-FL1 A, 1M USD LIBOR + 1.050% — 1.518% 2/18/2038(e)(f)	2,823,000	2,784,345
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11 A4 — 2.694% 4/15/2046	92,885	92,361
JPMBB Commercial Mortgage Securities Trust 2015-C30 ASB — 3.559% 7/15/2048	596,365	600,035
KREF Ltd. 2021-FL2 A, 1M USD LIBOR + 1.070% — 1.511% 2/15/2039(e)(f)	834,000	819,915
LCCM Trust 2021-FL2 A, 1M USD LIBOR + 1.200% — 1.597% 12/13/2038(e)(f)	390,000	387,411
LoanCore Issuer Ltd. 2021-CRE4 A, 1M USD LIBOR + 0.914% — 0.964% 7/15/2035(e)(f)	841,172	833,081
LoanCore Issuer Ltd. 2019-CRE3 A, 1M USD LIBOR + 1.050% — 1.447% 4/15/2034(e)(f)	484,532	482,206
LoanCore Issuer Ltd. 2021-CRE5 A, 1M USD LIBOR + 1.300% — 1.697% 7/15/2036(e)(f)	363,000	356,602
MF1 Ltd. 2021-FL7 A, 1M USD LIBOR + 1.080% — 1.511% 10/16/2036(e)(f)	2,750,000	2,707,346
MF1 Ltd. 2020-FL4 A, 1M USD LIBOR + 1.814% — 2.143% 11/15/2035(e)(f)	585,000	579,028
PFP Ltd. 2021-7 A, 1M USD LIBOR + 0.850% — 1.247% 4/14/2038(e)(f)	2,227,824	2,195,121
Ready Capital Mortgage Financing LLC 2021-FL5 A, 1M USD LIBOR + 1.000% — 1.457% 4/25/2038(e)(f)	968,223	964,975
Shelter Growth CRE Issuer Ltd. 2021-FL3 A, 1M USD LIBOR + 1.080% — 1.477% 9/15/2036(e)(f)	855,220	846,143
STWD Ltd. 2021-FL2, 1M USD LIBOR + 1.200% — 1.668% 4/18/2038(e)(f)	1,468,000	1,456,070
TRTX Issuer Ltd. 2019-FL3 A, 1M USD LIBOR + 1.264% — 1.314% 10/15/2034(e)(f)	337,041	336,203
TRTX Issuer Ltd. 2022-FL5 A, 1M USD LIBOR + 1.650% — 1.700% 2/15/2039(e)(f)	2,356,000	2,356,981
VCC Trust 2020-MC1 A — 4.500% 6/25/2045(e)(f)	66,940	66,957
VMC Finance LLC 2021-HT1 A, 1M USD LIBOR + 1.650% — 2.118% 1/18/2037(e)(f)	1,436,528	1,407,798

FPA FLEXIBLE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Wells Fargo Commercial Mortgage Trust 2014-LC18 ASB — 3.244% 12/15/2047	$537,897	$541,005
		$53,024,694

TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $54,935,577)		$54,311,183

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.7%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.2%
Fannie Mae REMICS 2012-47 HA — 1.500% 5/25/2027	$122,962	$124,743
Fannie Mae REMICS 2013-35 QB — 1.750% 2/25/2043	503,922	509,416
Fannie Mae REMICS 144 PD — 3.500% 4/25/2042	99,329	99,890
Freddie Mac REMICS 4220 EH — 2.500% 6/15/2028	92,698	95,112
Freddie Mac REMICS 4336 WV — 3.000% 10/15/2025	34,670	34,657
Freddie Mac REMICS 4387 VA — 3.000% 2/15/2026	509,548	511,129
Freddie Mac REMICS 4235 QE — 3.000% 8/15/2031	75,628	77,042
Freddie Mac REMICS 4162 P — 3.000% 2/15/2033	340,508	340,103
		$1,792,092
AGENCY POOL FIXED RATE — 0.0%
Fannie Mae Pool AL1576 — 4.000% 3/1/2027	$117,295	$120,622
Fannie Mae Pool FM1102 — 4.000% 3/1/2031	51,710	53,176
		$173,798
AGENCY STRIPPED — 0.0%
Fannie Mae Interest Strip 284 1 — 0.000% 7/25/2027(g)	$143,107	$132,055
		$132,055
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 7.5%
Bravo Residential Funding Trust 2019-1 A1C — 3.500% 3/25/2058(f)	$234,506	$234,066
Cascade Funding Mortgage Trust 2021-HB6 A — 0.898% 6/25/2036(e)(f)	793,531	783,865
CFMT LLC 2021-HB5 A — 0.801% 2/25/2031(e)(f)	1,313,336	1,299,006
CFMT LLC 2020-HB4 A — 0.946% 12/26/2030(e)(f)	381,274	378,372
CFMT LLC 2021-HB7 A — 1.151% 10/27/2031(e)(f)	1,072,059	1,055,285
CFMT LLC 2021-HB7 M1 — 2.125% 10/27/2031(e)(f)	1,183,000	1,138,321
CIM Trust 2017-7 A — 3.000% 4/25/2057(e)(f)	140,244	139,992
CIM Trust 2018-R3 A1 — 5.000% 12/25/2057(e)(f)	334,194	336,056
Finance of America HECM Buyout 2020-HB2 A — 1.710% 7/25/2030(e)(f)	1,117,927	1,081,087
PRET LLC 2021-NPL5 A1 — 2.487% 10/25/2051(f)(h)	5,601,395	5,419,791
Pretium Mortgage Credit Partners I LLC 2021-NPL2 A1 — 1.992% 6/27/2060(f)(h)	2,074,597	1,990,107
Pretium Mortgage Credit Partners I LLC 2021-NPL4 A1 — 2.363% 10/27/2060(f)(h)	5,354,046	5,185,285
Pretium Mortgage Credit Partners I LLC 2021-NPL6 A1 — 2.487% 7/25/2051(f)(h)	2,013,126	1,954,988
PRPM LLC 2021-2 A1 — 2.115% 3/25/2026(e)(f)	7,357,890	7,108,100
PRPM LLC 2021-9 A1 — 2.363% 10/25/2026(e)(f)	2,623,749	2,530,838
PRPM LLC 2021-10 A1 — 2.487% 10/25/2026(f)(h)	2,531,705	2,453,868
PRPM LLC 2021-11 A1 — 2.487% 11/25/2026(f)(h)	3,197,736	3,060,035
RCO VII Mortgage LLC 2021-2 A1 — 2.116% 9/25/2026(f)(h)	2,418,595	2,329,824
Towd Point Mortgage Trust 2017-2 A1 — 2.750% 4/25/2057(e)(f)	374,858	374,442
Towd Point Mortgage Trust 2019-4 A1 — 2.900% 10/25/2059(e)(f)	6,759,113	6,668,224
Towd Point Mortgage Trust 2018-1 A1 — 3.000% 1/25/2058(e)(f)	29,284	29,192
Towd Point Mortgage Trust 2018-2 A1 — 3.250% 3/25/2058(e)(f)	608,433	605,788
Towd Point Mortgage Trust 2018-5 A1A — 3.250% 7/25/2058(e)(f)	62,527	62,482

FPA FLEXIBLE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
VCAT LLC 2021 NPL2 A1 — 2.115% 3/27/2051(f)(h)	$1,165,717	$1,129,869
VCAT LLC 2021-NPL1 A1 — 2.289% 12/26/2050(f)(h)	4,475,909	4,350,678
VOLT C LLC 2021-NPL9 — 1.992% 5/25/2051(f)(h)	1,237,436	1,195,107
VOLT XCIV LLC 2021-NPL3 A1 — 2.240% 2/27/2051(f)(h)	1,400,295	1,344,247
VOLT XCV LLC 2021-NPL4 — 2.240% 3/27/2051(f)(h)	1,401,095	1,370,249
		$55,609,164

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $59,139,098)		$57,707,109

ASSET-BACKED SECURITIES — 69.3%
AUTO — 22.7%
American Credit Acceptance Receivables Trust 2021-3 B — 0.660% 2/13/2026(f)	$806,000	$791,504
American Credit Acceptance Receivables Trust 2021-2 B — 0.680% 5/13/2025(f)	400,000	397,208
American Credit Acceptance Receivables Trust 2021-1 C — 0.830% 3/15/2027(f)	4,750,000	4,676,434
American Credit Acceptance Receivables Trust 2021-4 B — 0.860% 2/13/2026(f)	502,000	488,829
American Credit Acceptance Receivables Trust 2021-2 C — 0.970% 7/13/2027(f)	2,670,000	2,605,080
American Credit Acceptance Receivables Trust 2021-3 C — 0.980% 11/15/2027(f)	1,731,000	1,671,709
American Credit Acceptance Receivables Trust 2020-4 C — 1.310% 12/14/2026(f)	3,501,000	3,465,128
American Credit Acceptance Receivables Trust 2021-4 C — 1.320% 2/14/2028(f)	1,827,000	1,755,605
American Credit Acceptance Receivables Trust 2022-1 B — 1.680% 9/14/2026(f)	1,350,000	1,321,556
American Credit Acceptance Receivables Trust 2020-3 C — 1.850% 6/15/2026(f)	1,033,000	1,026,846
American Credit Acceptance Receivables Trust 2022-1 C — 2.120% 3/13/2028(f)	2,838,000	2,753,899
AmeriCredit Automobile Receivables Trust 2021-3 A3 — 0.760% 8/18/2026	1,153,000	1,120,087
AmeriCredit Automobile Receivables Trust 2020-2 C — 1.480% 2/18/2026	342,000	336,435
BMW Vehicle Lease Trust 2022-1 A4 — 1.230% 5/27/2025	1,810,000	1,744,027
CarMax Auto Owner Trust 2022-1 A3 — 1.470% 12/15/2026	3,713,000	3,594,474
CarMax Auto Owner Trust 2020-3 C — 1.690% 4/15/2026	61,000	58,522
CarMax Auto Owner Trust 2020-1 C — 2.340% 11/17/2025	1,940,000	1,928,764
CarMax Auto Owner Trust 2018-4 B — 3.670% 5/15/2024	95,000	96,049
Drive Auto Receivables Trust 2021-2 B — 0.580% 12/15/2025	3,025,000	2,949,262
Drive Auto Receivables Trust 2021-3 A3 — 0.790% 10/15/2025	1,907,000	1,866,670
Drive Auto Receivables Trust 2021-2 C — 0.870% 10/15/2027	2,324,000	2,220,927
Drive Auto Receivables Trust 2021-1 C — 1.020% 6/15/2027	2,000,000	1,970,717
Drive Auto Receivables Trust 2021-3 B — 1.110% 5/15/2026	3,814,000	3,688,038
Drive Auto Receivables Trust 2021-3 C — 1.470% 1/15/2027	3,814,000	3,642,754
DT Auto Owner Trust 2021-3A B — 0.580% 11/17/2025(f)	908,000	876,263
DT Auto Owner Trust 2021-1A B — 0.620% 9/15/2025(f)	190,000	187,244
DT Auto Owner Trust 2021-2A B — 0.810% 1/15/2027(f)	394,000	385,656
DT Auto Owner Trust 2021-1A C — 0.840% 10/15/2026(f)	168,000	162,476
DT Auto Owner Trust 2021-3A C — 0.870% 5/17/2027(f)	800,000	758,812
DT Auto Owner Trust 2021-4A B — 1.020% 5/15/2026(f)	704,000	682,644
DT Auto Owner Trust 2021-2A C — 1.100% 2/16/2027(f)	4,000,000	3,839,784
DT Auto Owner Trust 2020-3A C — 1.470% 6/15/2026(f)	2,884,000	2,834,619
DT Auto Owner Trust 2021-4A C — 1.500% 9/15/2027(f)	704,000	674,972
DT Auto Owner Trust 2022-1A C — 2.960% 11/15/2027(f)	1,212,000	1,191,496
Exeter Automobile Receivables Trust 2021-3A B — 0.690% 1/15/2026	4,737,000	4,621,687
Exeter Automobile Receivables Trust 2021-1A C — 0.740% 1/15/2026	500,000	490,559
Exeter Automobile Receivables Trust 2021-4A B — 1.050% 5/15/2026	2,241,000	2,187,572
Exeter Automobile Receivables Trust 2021-4A C — 1.460% 10/15/2027	2,169,000	2,079,000
Exeter Automobile Receivables Trust 2022-1A B — 2.180% 6/15/2026	6,048,000	5,959,671

FPA FLEXIBLE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Exeter Automobile Receivables Trust 2022-1A C — 2.560% 6/15/2028	$3,168,000	$3,098,800
First Investors Auto Owner Trust 2021-2A A — 0.480% 3/15/2027(f)	4,999,916	4,884,481
Flagship Credit Auto Trust 2021-2 C — 1.270% 6/15/2027(f)	1,004,000	954,054
Flagship Credit Auto Trust 2021-4 B — 1.490% 2/15/2027(f)	456,000	435,892
Ford Credit Auto Lease Trust 2021-B B — 0.660% 1/15/2025	1,055,000	1,020,616
Ford Credit Auto Lease Trust 2021-B C — 0.900% 5/15/2026	1,044,000	997,807
Ford Credit Auto Lease Trust 2020-B C — 1.700% 2/15/2025	348,000	346,999
Ford Credit Auto Owner Trust 2022-A A3 — 1.290% 6/15/2026	1,998,000	1,947,189
GM Financial Automobile Leasing Trust 2021-2 B — 0.690% 5/20/2025	284,000	275,060
GM Financial Automobile Leasing Trust 2020-3 C — 1.110% 10/21/2024	1,000,000	989,928
GM Financial Automobile Leasing Trust 2022-1 A4 — 1.960% 2/20/2026	2,794,000	2,749,092
GM Financial Automobile Leasing Trust 2022-1 B — 2.230% 2/20/2026	793,000	779,896
GM Financial Automobile Leasing Trust 2022-1 C — 2.640% 2/20/2026	2,044,000	2,011,067
GM Financial Consumer Automobile Receivables Trust 2022-1 A3 — 1.260% 11/16/2026	2,070,000	2,011,797
GM Financial Consumer Automobile Receivables Trust 2020-3 C — 1.370% 1/16/2026	142,000	138,323
Honda Auto Receivables Owner Trust 2021-4 A3 — 0.880% 1/21/2026	2,354,000	2,277,417
Hyundai Auto Lease Securitization Trust 2021-B A4 — 0.380% 8/15/2025(f)	124,000	120,336
Hyundai Auto Lease Securitization Trust 2021-A B — 0.610% 10/15/2025(f)	187,000	182,990
Hyundai Auto Lease Securitization Trust 2022-A A4 — 1.320% 12/15/2025(f)	2,128,000	2,069,671
Hyundai Auto Receivables Trust 2021-C A3 — 0.740% 5/15/2026	1,523,000	1,465,087
Nissan Auto Lease Trust 2021-A A3 — 0.520% 8/15/2024	3,510,000	3,421,510
Nissan Auto Receivables Owner Trust 2019-A A4 — 3.000% 9/15/2025	252,000	254,064
Prestige Auto Receivables Trust 2021-1A A3 — 0.830% 7/15/2025(f)	658,000	640,980
Prestige Auto Receivables Trust 2021-1A B — 1.190% 4/15/2026(f)	1,965,000	1,892,678
Prestige Auto Receivables Trust 2021-1A C — 1.530% 2/15/2028(f)	705,000	670,419
Santander Drive Auto Receivables Trust 2021-4 A3 — 0.510% 8/15/2025	1,781,000	1,749,591
Santander Drive Auto Receivables Trust 2021-3 B — 0.600% 12/15/2025	5,042,000	4,955,514
Santander Drive Auto Receivables Trust 2021-4 B — 0.880% 6/15/2026	4,910,000	4,745,103
Santander Drive Auto Receivables Trust 2021-2 C — 0.900% 6/15/2026	740,000	720,721
Santander Drive Auto Receivables Trust 2021-4 C — 1.260% 2/16/2027	3,197,000	3,051,468
Santander Drive Auto Receivables Trust 2022-1 B — 2.360% 8/17/2026	6,336,000	6,219,364
Santander Drive Auto Receivables Trust 2022-1 C — 2.560% 4/17/2028	2,116,000	2,072,201
Santander Drive Auto Receivables Trust 2022-2 B — 3.440% 9/15/2027	3,700,000	3,681,328
Santander Retail Auto Lease Trust 2021-C A3 — 0.500% 3/20/2025(f)	2,420,000	2,352,780
Santander Retail Auto Lease Trust 2021-A C — 1.140% 3/20/2026(f)	114,000	109,638
Santander Retail Auto Lease Trust 2022-A A3 — 1.340% 7/21/2025(f)	2,084,000	2,019,445
Santander Retail Auto Lease Trust 2022-A A4 — 1.420% 1/20/2026(f)	1,118,000	1,083,295
Santander Retail Auto Lease Trust 2022-A B — 1.610% 1/20/2026(f)	612,000	590,709
Toyota Auto Receivables Owner Trust 2019-A A4 — 3.000% 5/15/2024	252,000	254,101
Volkswagen Auto Loan Enhanced Trust 2021-1 A3 — 1.020% 6/22/2026	2,858,000	2,760,406
Westlake Automobile Receivables Trust 2021-2A B — 0.620% 7/15/2026(f)	1,558,000	1,511,864
Westlake Automobile Receivables Trust 2021-1A B — 0.640% 3/16/2026(f)	1,809,000	1,773,488
Westlake Automobile Receivables Trust 2020-3A B — 0.780% 11/17/2025(f)	934,000	926,617
Westlake Automobile Receivables Trust 2021-2A C — 0.890% 7/15/2026(f)	2,450,000	2,346,080
Westlake Automobile Receivables Trust 2021-3A A3 — 0.950% 6/16/2025(f)	3,401,000	3,333,693
Westlake Automobile Receivables Trust 2021-1A C — 0.950% 3/16/2026(f)	1,738,000	1,685,797
Westlake Automobile Receivables Trust 2020-3A C — 1.240% 11/17/2025(f)	783,000	771,111
Westlake Automobile Receivables Trust 2021-3A B — 1.290% 1/15/2027(f)	3,653,000	3,549,797
Westlake Automobile Receivables Trust 2021-3A C — 1.580% 1/15/2027(f)	3,647,000	3,502,196
Westlake Automobile Receivables Trust 2020-2A C — 2.010% 7/15/2025(f)	530,000	529,838

FPA FLEXIBLE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Westlake Automobile Receivables Trust 2022-1A C — 3.110% 3/15/2027	$3,419,000	$3,379,529
World Omni Auto Receivables Trust 2021-B B — 1.040% 6/15/2027	300,000	281,680
World Omni Auto Receivables Trust 2020-C C — 1.390% 5/17/2027	176,000	169,581
World Omni Auto Receivables Trust 2019-A B — 3.340% 6/16/2025	252,000	254,381
		$169,120,448
COLLATERALIZED LOAN OBLIGATION — 18.8%
ABPCI Direct Lending Fund CLO I LLC 2016-1A E2, 3M USD LIBOR + 8.730% — 8.984% 7/20/2033(e)(f)	$2,944,000	$2,823,452
ABPCI Direct Lending Fund CLO II LLC 2017-1A ER, 3M USD LIBOR + 7.600% — 7.854% 4/20/2032(e)(f)	3,062,000	2,885,218
ABPCI Direct Lending Fund CLO X LP 2020-10A A1A, 3M USD LIBOR + 1.950% — 2.204% 1/20/2032(e)(f)	678,000	678,087
ABPCI Direct Lending Fund IX LLC 2020-9A A1R, 3M USD LIBOR + 1.400% — 1.668% 11/18/2031(e)(f)	2,378,000	2,366,740
AMMC CLO 16 Ltd. 2015-16A AR2, 3M USD LIBOR + 0.980% — 1.218% 4/14/2029(e)(f)	2,201,593	2,200,010
Barings Middle Market CLO Ltd. 2021-IA D, 3M USD LIBOR + 83650% — 8.904% 7/20/2033(e)(f)	1,460,000	1,412,594
Blackrock DLF VIII-L CLO Trust 2021-1A A, 3M USD LIBOR + 1.350% — 1.591% 4/17/2032(e)(f)	798,616	798,589
Blackrock Mount Adams CLO IX LP 2021-9A A1, 3M USD LIBOR + 1.370% — 2.304% 9/22/2031(e)(f)	1,395,000	1,390,196
Brightwood Capital MM CLO Ltd. 2021-2A A, 3M USD LIBOR + 1.650% — 1.891% 11/15/2030(e)(f)	4,401,000	4,387,779
BTC Holdings Fund I LLC — 2.780% 1/28/2027(b)(c)	1,448,267	1,448,267
BTC Offshore Holdings Fund, 3M USD LIBOR + 2.650% — 2.910% 10/20/2029(b)(c)	2,000,000	2,000,000
Cerberus Loan Funding XXIX LP 2020-2A A, 3M USD LIBOR + 1.900% — 2.141% 10/15/2032(e)(f)	2,733,000	2,733,549
Cerberus Loan Funding XXV LP 2018-4RA A1TR, 3M USD LIBOR + 1.530% — 1.654% 10/15/2030(e)(f)	1,247,000	1,242,502
Cerberus Loan Funding XXVI LP 2019-1A AR, 3M USD LIBOR + 1.500% — 1.741% 4/15/2031(e)(f)	436,000	434,372
Cerberus Loan Funding XXVIII LP 2020-1A A, 3M USD LIBOR + 1.850% — 2.091% 10/15/2031(e)(f)	2,412,000	2,412,485
Cerberus Loan Funding XXVIII LP 2020-1A D, 3M USD LIBOR + 5.300% — 5.541% 10/15/2031(e)(f)	2,236,000	2,237,223
Cerberus Loan Funding XXXI LP 2021-1A A, 3M USD LIBOR + 1.500% — 1.741% 4/15/2032(e)(f)	1,598,000	1,594,534
Cerberus Loan Funding XXXIV LP 2021-4A A, 3M USD LIBOR + 1.500% — 1.741% 8/13/2033(e)(f)	1,214,911	1,212,985
Cerberus Loan Funding XXXVI LP 2021-6A A, 3M USD LIBOR + 1.400% — 1.641% 11/22/2033(e)(f)	4,092,315	4,086,508
Ellington CLO IV Ltd. 2019-4A AR, 3M USD LIBOR + 1.580% — 1.821% 4/15/2029(e)(f)	1,071,950	1,071,176
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1TR, 3M USD LIBOR + 1.550%, — 1.672% 10/15/2033(e)(f)	5,645,000	5,607,687
Fortress Credit Opportunities IX CLO Ltd. 2017-9A ER, 3M USD LIBOR + 8.060%, — 8.182% 10/15/2033(e)(f)	8,814,000	8,360,140

FPA FLEXIBLE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Fortress Credit Opportunities VI CLO Ltd. 2015-6A, 3M USD LIBOR + 1.600% — 1.831% 7/10/2030(e)(f)	$4,000,000	$3,976,392
Fortress Credit Opportunities XI CLO Ltd. 2018-11A A1T, 3M USD LIBOR + 1.300% — 1.541% 4/15/2031(e)(f)	2,624,000	2,604,260
Fortress Credit Opportunities XVII CLO Ltd. 2022-17A A, 3M USD LIBOR + 1.370% — 1.587% 1/15/2030(e)(f)	3,796,000	3,766,334
Golub Capital Partners CLO 36M Ltd. 2018-36A A, 3M USD LIBOR + 1.300% — 1.615% 2/5/2031(e)(f)	3,439,000	3,423,174
Golub Capital Partners CLO 38M Ltd. 2018-38A, 3M USD LIBOR + 2.800% — 3.054% 7/20/2030(e)(f)	1,993,000	1,972,452
Golub Capital Partners CLO 42M Ltd. 2019-42A A2, 3M USD LIBOR + 2.000% — 2.254% 4/20/2031(e)(f)	3,006,000	2,994,601
Golub Capital Partners TALF LLC 2020-2A A, 3M USD LIBOR + 1.850% — 2.165% 2/5/2030(e)(f)	770,234	770,551
Ivy Hill Middle Market Credit Fund IX Ltd. 9A ERR, 3M USD LIBOR + 8.220% — 8.498% 4/23/2034(e)(f)	6,250,000	6,000,037
IVY Hill Middle Market Credit Fund XII Ltd. 12A DR, 3M USD LIBOR + 8.170% — 8.424% 7/20/2033(e)(f)	1,086,000	1,041,280
Ivy Hill Middle Market Credit Fund XVIII Ltd. 18A E, 3M USD LIBOR + 7.750% — 8.009% 4/22/2033(e)(f)	3,766,000	3,598,515
Lake Shore MM CLO III LLC 2019-2A A1R, 3M USD LIBOR + 1.480% — 1.721% 10/17/2031(e)(f)	1,228,000	1,222,557
Lake Shore MM CLO III LLC 2019-2A A2R — 2.525% 10/17/2031(f)	575,000	546,026
Lake Shore MM CLO IV Ltd. 2021-1A X, 3M USD LIBOR + 1.180% — 1.312% 10/15/2033(e)(f)	881,000	878,400
Madison Park Funding XIII Ltd. 2014-13A AR2, 3M USD LIBOR + 0.950% — 1.198% 4/19/2030(e)(f)	538,844	537,892
Madison Park Funding XXIII Ltd. 2017-23A AR, 3M USD LIBOR + 0.970% — 1.238% 7/27/2031(e)(f)	3,380,000	3,356,357
Madison Park Funding XXV Ltd. 2017-25A, 3M USD LIBOR + 0.970% — 1.228% 4/25/2029(e)(f)	535,000	533,299
MCF CLO IX Ltd. 2019-1A A1R, 3M USD LIBOR + 1.500% — 1.692% 7/17/2031(e)(f)	7,029,000	7,004,462
Neuberger Berman CLO XV 2013-15A A1R2, 3M USD LIBOR + 0.920% — 1.161% 10/15/2029(e)(f)	3,102,000	3,085,172
OCP CLO Ltd. 2017-13A A1AR, 3M USD LIBOR + 0.960% — 1.201% 7/15/2030(e)(f)	3,328,000	3,301,140
Octagon Investment Partners XV Ltd. 2013-1A A1RR, 3M USD LIBOR + 0.970% — 1.218% 7/19/2030(e)(f)	4,686,000	4,667,406
OFSI BSL VIII Ltd. 2017-1A AR, 3M USD LIBOR + 1.000% — 1.241% 8/16/2029(e)(f)	2,453,983	2,446,957
Owl Rock CLO III Ltd. 2020-3A A1L, 3M USD LIBOR + 1.800% — 2.054% 4/20/2032(e)(f)	800,000	800,076
Owl Rock CLO VI Ltd. 2021-6A A, 3M USD LIBOR + 1.450% — 1.572% 6/21/2032(e)(f)	3,634,000	3,617,309
Palmer Square Loan Funding Ltd. 2019-1A A1, 3M USD LIBOR + 1.050% — 1.304% 4/20/2027(e)(f)	98,363	98,363
Parliament CLO II Ltd. 2021-2A A, 3M USD LIBOR + 1.350% — 1.830% 8/20/2032(e)(f)	1,756,000	1,739,606
Parliament CLO II Ltd. 2021-2A D, 3M USD LIBOR + 3.700% — 4.180% 8/20/2032(e)(f)	2,646,000	2,607,567

FPA FLEXIBLE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Parliament Funding II Ltd. 2020-1A AR, 3M USD LIBOR + 1.250% — 1.490% 10/20/2031(e)(f)	$2,164,000	$2,153,812
TCP Whitney CLO Ltd. 2017-1A ER, 3M USD LIBOR + 8.160% — 8.640% 8/20/2033(e)(f)	2,429,000	2,328,923
Telos CLO Ltd. 2014-5A A1R, 3M USD LIBOR + 0.950% — 1.191% 4/17/2028(e)(f)	21,164	21,157
VCP CLO II Ltd. 2021-2A A1, 3M USD LIBOR + 1.670% — 1.911% 4/15/2031(e)(f)	6,216,000	6,212,998
VCP CLO II Ltd. 2021-2A E, 3M USD LIBOR + 8.400% — 8.641% 4/15/2031(e)(f)	4,460,000	4,256,914
Venture XXV CLO Ltd. 2016-25A ARR, 3M USD LIBOR + 1.020% — 1.274% 4/20/2029(e)(f)	367,332	366,939
Woodmont Trust 2019-6A A1R, 3M USD LIBOR + 1.480% — 1.604% 7/15/2031(e)(f)	2,657,000	2,648,115
Woodmont Trust 2019-6A A1R2, 1M USD LIBOR + 1.480% — 1.694% 7/15/2031(e)(f)	1,679,000	1,673,385
Zais CLO 7 Ltd. 2017-2A A, 3M USD LIBOR + 1.290% — 1.531% 4/15/2030(e)(f)	620,583	617,542
		$140,254,063
CREDIT CARD — 0.0%
Capital One Multi-Asset Execution Trust 2019-A2 A2 — 1.720% 8/15/2024	$49,000	$49,087

		$49,087

EQUIPMENT — 11.9%
ARI Fleet Lease Trust 2020-A B — 2.060% 11/15/2028(f)	$1,239,000	$1,231,018
Avis Budget Rental Car Funding AESOP LLC 2017-2A A — 2.970% 3/20/2024(f)	268,000	269,190
CCG Receivables Trust 2021-2 A2 — 0.540% 3/14/2029(f)	2,687,000	2,615,103
Chesapeake Funding II LLC 2020-1A C — 2.140% 8/15/2032(f)	368,000	362,367
Coinstar Funding LLC 2017-1A A2 — 5.216% 4/25/2047(f)	2,536,508	2,535,087
Dell Equipment Finance Trust 2021-1 C — 0.810% 5/22/2026(f)	2,100,000	2,040,975
Dell Equipment Finance Trust 2021-2 C — 0.940% 12/22/2026(f)	665,000	636,886
Dell Equipment Finance Trust 2020-2 C — 1.370% 1/22/2024(f)	2,200,000	2,169,422
Dell Equipment Finance Trust 2020-2 D — 1.920% 3/23/2026(f)	6,801,000	6,738,957
Dell Equipment Finance Trust 2022-1 A3 — 2.490% 8/23/2027	7,144,000	7,055,540
Dell Equipment Finance Trust 2022-1 B — 2.720% 8/23/2027	1,109,000	1,092,678
Dell Equipment Finance Trust 2022-1 C — 2.940% 8/23/2027	1,139,000	1,122,363
Donlen Fleet Lease Funding 2 LLC 2021-2 A2 — 0.560% 12/11/2034(f)	2,284,856	2,242,215
Encina Equipment Finance LLC 2021-1A A2 — 0.740% 12/15/2026(f)	945,000	931,523
Enterprise Fleet Financing LLC 2021-2 A2 — 0.480% 5/20/2027(f)	4,034,000	3,905,610
Enterprise Fleet Financing LLC 2021-3 A2 — 0.770% 8/20/2027(f)	2,941,000	2,848,124
Ford Credit Floorplan Master Owner Trust 2020-1 B — 0.980% 9/15/2025	1,000,000	972,127
GMF Floorplan Owner Revolving Trust 2020-1 A — 0.680% 8/15/2025(f)	990,000	961,373
GMF Floorplan Owner Revolving Trust 2020-2 A — 0.690% 10/15/2025(f)	1,850,000	1,792,143
GMF Floorplan Owner Revolving Trust 2020-2 B — 0.960% 10/15/2025(f)	6,890,000	6,685,254
GMF Floorplan Owner Revolving Trust 2019-2 A — 2.900% 4/15/2026(f)	1,953,000	1,954,653
GreatAmerica Leasing Receivables Funding LLC 2019-1 B — 3.370% 2/18/2025(f)	252,000	253,579
Hertz Vehicle Financing LLC 2021-1A A — 1.210% 12/26/2025(f)	4,442,000	4,198,984
Hertz Vehicle Financing LLC 2022-4A A — 3.730% 9/25/2026	4,846,000	4,852,057
HPEFS Equipment Trust 2021-1A — 0.750% 3/20/2031(f)	1,300,000	1,265,408
HPEFS Equipment Trust 2022-1A A3 — 1.380% 5/21/2029(f)	3,943,000	3,834,778
HPEFS Equipment Trust 2022-1A B — 1.790% 5/21/2029(f)	1,619,000	1,572,166
HPEFS Equipment Trust 2022-1A C — 1.960% 5/21/2029(f)	1,076,000	1,039,880
HPEFS Equipment Trust 2020-2A C — 2.000% 7/22/2030(f)	711,000	709,757
HPEFS Equipment Trust 2020-1A D — 2.260% 2/20/2030(f)	1,000,000	997,904
HPEFS Equipment Trust 2019-1A D — 2.720% 9/20/2029(f)	4,500,000	4,516,974

 FPA FLEXIBLE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022
(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
HPEFS Equipment Trust 2020-2A D — 2.790% 7/22/2030(f)	$2,000,000	$2,007,486
Kubota Credit Owner Trust 2020-1A A4 — 2.260% 7/15/2026(f)	762,000	757,216
Navistar Financial Dealer Note Master Trust 2020-1 C, 1M USD LIBOR + 2.150% — 2.607% 7/25/2025(e)(f)	1,563,000	1,568,584
NextGear Floorplan Master Owner Trust 2021-1A A — 0.850% 7/15/2026(f)	253,000	241,494
NextGear Floorplan Master Owner Trust 2022-1A A2 — 2.800% 3/15/2027	4,685,000	4,685,591
Pawneee Equipment Receivables LLC 2021-1 A2 — 1.100% 7/15/2027(f)	1,089,000	1,055,437
Verizon Owner Trust 2019-C B — 2.060% 4/22/2024	925,000	921,772
Verizon Owner Trust 2020-A C — 2.060% 7/22/2024	230,000	228,825
Verizon Owner Trust 2019-C C — 2.160% 4/22/2024	290,000	289,981
Verizon Owner Trust 2019-B A1A — 2.330% 12/20/2023	38,901	38,949
Verizon Owner Trust 2019-A C — 3.220% 9/20/2023	200,000	201,083
Wheels SPV 2 LLC 2020-1A A3 — 0.620% 8/20/2029(f)	3,542,000	3,446,743
		$88,847,256
OTHER — 15.9%
ABPCI Direct Lending Fund ABS I Ltd. 2020-1A A — 3.199% 12/20/2030(f)	$1,284,000	$1,216,667
ABPCI Direct Lending Fund ABS I Ltd. 2020-1A B — 4.935% 12/20/2030(f)	3,273,000	3,090,386
ABPCI Direct Lending Fund ABS II LLC 2022-2A A1, 3M USD LIBOR + 2.100% — 2.372% 3/1/2032(c)(e)(f)	1,670,000	1,670,000
ABPCI Direct Lending Fund ABS II LLC 2022-2A C — 8.237% 3/1/2032(c)(f)	6,978,000	6,978,000
CARS-DB4 LP 2020-1A A1 — 2.690% 2/15/2050(f)	294,119	287,274
Cologix Data Centers US Issuer LLC 2021-1A A2 — 3.300% 12/26/2051(f)	2,673,000	2,579,890
Cologix Data Centers US Issuer LLC 2021-1A C — 5.990% 12/26/2051(f)	3,235,000	3,030,120
Conn's Receivables Funding LLC 2021-A B — 2.870% 5/15/2026(f)	2,369,000	2,302,699
Conn's Receivables Funding LLC 2020-A B — 4.270% 6/16/2025(f)	144,778	144,759
DataBank Issuer 2021-1A C — 4.430% 2/27/2051(f)	1,500,000	1,368,830
Diamond Infrastructure Funding LLC 2021-1A C — 3.475% 4/15/2049(f)	512,000	484,790
Diamond Issuer 2021-1A C — 3.787% 11/20/2051(f)	1,718,000	1,616,095
Elm Trust 2020-4A A2 — 2.286% 10/20/2029(f)	330,000	313,896
Elm Trust 2020-3A A2 — 2.954% 8/20/2029(f)	362,000	346,386
Elm Trust 2020-4A B — 3.866% 10/20/2029(f)	985,000	935,906
Elm Trust 2020-3A B — 4.481% 8/20/2029(f)	897,000	857,959
FCI Funding LLC 2021-1A A — 1.130% 4/15/2033(f)	431,401	426,989
Golub Capital Partners ABS Funding Ltd. 2021-1A A2 — 2.773% 4/20/2029(f)	3,868,000	3,690,072
Golub Capital Partners ABS Funding Ltd. 2021-2A A — 2.944% 10/19/2029(f)	4,896,000	4,635,787
Golub Capital Partners ABS Funding Ltd. 2020-1A A2 — 3.208% 1/22/2029(f)	2,267,000	2,229,710
Golub Capital Partners ABS Funding Ltd. 2021-1A B — 3.816% 4/20/2029(f)	1,924,000	1,823,182
Golub Capital Partners ABS Funding Ltd. 2021-2A B — 3.994% 10/19/2029(f)	5,697,000	5,399,308
Golub Capital Partners ABS Funding Ltd. 2020-1A B — 4.496% 1/22/2029(f)	1,404,000	1,389,000
Gracie Point International Funding 2021-1A, 1M USD LIBOR + 0.750% — 0.981% 11/1/2023(e)(f)	1,802,714	1,802,160
Hotwire Funding LLC 2021-1 C — 4.459% 11/20/2051(f)	1,250,000	1,160,851
Legal Fee Funding LLC 2006-1A A — 8.000% 7/20/2036(f)	224,028	227,125
Monroe Capital ABS Funding Ltd. 2021-1A A2 — 2.815% 4/22/2031(f)	2,912,000	2,754,365
Monroe Capital ABS Funding Ltd. 2021-1A B — 3.908% 4/22/2031(f)	907,000	857,845
Monroe Capital Income Plus ABS Funding LLC 2022-1A A — 4.050% 3/30/2032(c)	3,700,000	3,640,800
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2020-APT1 AT1 — 1.035% 12/16/2052(f)	734,000	721,116
NRZ Advance Receivables Trust 2020-T3 AT3 — 1.317% 10/15/2052(f)	508,200	505,484

 FPA FLEXIBLE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022
(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
NRZ Advance Receivables Trust 2020-T2 AT2 — 1.475% 9/15/2053(f)	$2,720,000	$2,627,297
Oasis Securitization Funding LLC 2021-1A A — 2.579% 2/15/2033(f)	256,450	255,752
Ocwen Master Advance Receivables Trust 2020-T1 AT1 — 1.278% 8/15/2052(f)	2,616,600	2,616,600
Oportun Funding XIV LLC 2021-A — 1.210% 3/8/2028(f)	532,000	522,285
Oportun Issuance Trust 2021-B — 1.470% 5/8/2031(f)	1,020,000	993,131
Oportun Issuance Trust 2021-C A — 2.180% 10/8/2031(f)	4,976,000	4,803,991
Owl Rock Technology Financing LLC 2020-1A A, 3M USD LIBOR + 2.950% — 3.076% 1/15/2031(e)(f)	3,099,000	3,089,994
PFS Financing Corp. 2021-A A — 0.710% 4/15/2026(f)	2,543,000	2,409,567
PFS Financing Corp. 2021-B A — 0.770% 8/15/2026(f)	1,925,000	1,809,341
PFS Financing Corp. 2021-A B — 0.960% 4/15/2026(f)	310,000	295,948
PFS Financing Corp. 2020-G A — 0.970% 2/15/2026(f)	3,998,000	3,828,122
PFS Financing Corp. 2020-E A — 1.000% 10/15/2025(f)	898,000	876,015
PFS Financing Corp. 2021-B B — 1.090% 8/15/2026(f)	713,000	677,307
PFS Financing Corp. 2020-A A — 1.270% 6/15/2025(f)	2,988,000	2,937,345
PFS Financing Corp. 2020-E B — 1.570% 10/15/2025(f)	4,503,000	4,409,060
PFS Financing Corp. 2020-G B — 1.570% 2/15/2026(f)	197,000	191,390
PFS Financing Corp. 2020-A B — 1.770% 6/15/2025(f)	5,819,000	5,742,861
PFS Financing Corp. 2022-A A — 2.470% 2/16/2027(f)	6,716,000	6,581,310
PFS Financing Corp. 2022-A B — 2.770% 2/16/2027(f)	1,380,000	1,352,598
SMB Private Education Loan Trust 2021-A A1, 1M USD LIBOR + 0.500% — 0.897% 1/15/2053(e)(f)	64,877	64,827
SpringCastle America Funding LLC 2020-AA A — 1.970% 9/25/2037(f)	1,794,840	1,770,097
TVEST LLC 2020-A A — 4.500% 7/15/2032(f)	303,118	302,964
Vantage Data Centers Issuer LLC 2020-1A A2 — 1.645% 9/15/2045(f)	1,068,000	1,003,743
VCP RRL ABS I Ltd. 2021-1A A — 2.152% 10/20/2031(f)	2,294,040	2,215,148
VCP RRL ABS I Ltd. 2021-1A B — 2.848% 10/20/2031(f)	3,618,524	3,407,148
VCP RRL ABS I Ltd. 2021-1A C — 5.425% 10/20/2031(f)	5,617,419	5,449,228
		$118,720,520

TOTAL ASSET-BACKED SECURITIES (Cost $527,969,195)		$516,991,374

CORPORATE BONDS & NOTES — 4.6%
COMMUNICATIONS — 0.7%
Consolidated Communications, Inc. — 6.500% 10/1/2028(f)	$1,119,000	$1,029,648
Frontier Communications Holdings LLC — 5.875% 10/15/2027(f)	2,598,000	2,585,010
Frontier Communications Holdings LLC — 6.000% 1/15/2030(f)	1,636,000	1,509,210
		$5,123,868
CONSUMER, CYCLICAL — 0.7%
Air Canada Pass-Through Trust 2020-1C — 10.500% 7/15/2026(f)	$1,030,000	$1,189,917
Aramark Services, Inc. — 6.375% 5/1/2025(f)	1,410,000	1,443,910
CD&R Smokey Buyer, Inc. — 6.750% 7/15/2025(f)	2,426,000	2,492,715
Royal Caribbean Cruises Ltd. — 11.500% 6/1/2025(f)	354,000	387,630
		$5,514,172
CONSUMER, NON-CYCLICAL — 0.3%
Cimpress PLC — 7.000% 6/15/2026(f)	$2,535,000	$2,405,081

		$2,405,081

 FPA FLEXIBLE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022
(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
ENERGY — 0.1%
Natural Resource Partners LP/NRP Finance Corp. — 9.125% 6/30/2025(f)	$831,000	$849,698

		$849,698
FINANCIAL — 2.8%
Golub Capital BDC, Inc. — 3.375% 4/15/2024	$1,487,000	$1,472,801
Midcap Financial Issuer Trust — 6.500% 5/1/2028(f)	7,484,000	7,034,960
OWL Rock Core Income Corp. — 4.700% 2/8/2027(f)	5,052,000	4,859,387
OWL Rock Core Income Corp. — 5.500% 3/21/2025	7,439,000	7,422,605
		$20,789,753

TOTAL CORPORATE BONDS & NOTES (Cost $35,084,987)		$34,682,572

CORPORATE BANK DEBT — 5.7%
ABG Intermediate Holdings 2 LLC, 3M USD LIBOR + 3.250% — 4.000% 9/29/2024(b)(e)	$3,666,576	$3,632,954
Applied Systems, Inc., 3M USD LIBOR + 2.000% - 3.000% — 4.006% - 5.500% 9/19/2024(b)(e)	2,414,000	2,407,361
Asurion LLC, 1M USD LIBOR + 3.000% — 3.457% 11/3/2024(b)(e)	4,981,485	4,915,082
Axiom Global, Inc., 5.500% 10/1/2026(b)	3,103,084	3,017,749
Azalea Topco, Inc., 1M USD LIBOR + 3.750% — 3.709% 7/25/2060(b)(e)	1,000,000	990,000
Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan, 1M USD LIBOR + 4.750% — 5.750% 11/12/2027(b)(e)(i)	239,700	91,259
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 1M USD LIBOR + 4.750% — 5.750% 11/12/2027(b)(e)	1,798,280	1,796,032
Cimpress Public Ltd., 1M USD LIBOR + 3.500% — 4.000% 5/17/2028(b)(e)	1,209,858	1,194,734
Emerald Topco, Inc., 1M USD LIBOR + 3.500% — 7/24/2026(b)(e)	2,097,305	2,068,467
Frontier Communications Corp., 3M USD LIBOR + 3.750% — 4.813% 5/1/2028(b)(e)	1,115,730	1,096,205
GHX Ultimate Parent Corp., 3M USD LIBOR + 3.250% — 4.256% 6/28/2024(b)(e)	3,639,507	3,580,365
Hanjin International Corp., 3M USD LIBOR + 5.000% — 5.960% 12/23/2022(b)(e)	1,627,000	1,610,730
Heartland Dental LLC, 1M USD LIBOR + 4.000% — 4.447% 4/30/2025(b)(e)	3,628,653	3,594,653
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 5.250% 6/23/2023(b)(e)	480,181	48
McDermott Super Senior Exit LC — 0.500% 6/30/2024(b)(i)	640,000	(124,800)
Mediaco Holding, Inc. Class A, 8.400%, PIK — 1.000% 11/25/2024(a)(b)(c)	1,171,527	1,089,520
Packers Holdings LLC, 6M USD LIBOR + 3.250% — 4.000% 3/9/2028(b)(e)	2,433,924	2,391,331
PetVet Care Centers LLC, 1M USD LIBOR + 3.500% — 4.250% 2/14/2025(b)(e)	2,421,077	2,400,909
Polaris Newco, LLC Term Loan B, 3M USD LIBOR + 4.000% — 4.500% 6/2/2028(b)(e)	2,418,585	2,399,841
Polyconcept North America Holdings, Inc., 6M USD LIBOR + 4.500% — 6.000% 8/16/2023(b)(e)	747,168	741,565
WH Borrower LLC — 2/15/2027(b)	2,833,000	2,776,340
Windstream Services LLC, 1M USD LIBOR + 6.250% — 7.250% 9/21/2027(b)(e)	835,001	827,695

TOTAL CORPORATE BANK DEBT (Cost $42,890,378)		$42,498,040

TOTAL BONDS & DEBENTURES — 94.6% (Cost $720,019,235)		$706,190,278

TOTAL INVESTMENT SECURITIES — 94.9% (Cost $721,947,651)		$708,521,677

 FPA FLEXIBLE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2022
(Unaudited)

SHORT-TERM INVESTMENTS — 6.3%	Principal Amount	Fair Value
State Street Bank Repurchase Agreement — 0.00% 4/1/2022
(Dated 03/31/2022, repurchase price of $46,809,000, collateralized by $41,101,800 principal amount U.S. Treasury Notes — 0.500% — 2.250% 2024, fair value $47,745,268)(j)	$46,809,000	$46,809,000
TOTAL SHORT-TERM INVESTMENTS (Cost $46,809,000)		$46,809,000

TOTAL INVESTMENTS — 101.2% (Cost $768,756,651)		$755,330,677
Other Assets and Liabilities, net — (1.2)%		(8,733,592)
NET ASSETS — 100.0%		$746,597,085

(a)	These securities have been valued in good faith under policies adopted by authority of the Board of Trustees in accordance with the Fund's fair value procedures. These securities constituted 0.46% of total net assets at March 31, 2022.
(b)	Restricted securities. These restricted securities constituted 6.47% of total net assets at March 31, 2022, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Trustees.
(c)	Investments categorized as a significant unobservable input (Level 3) (See Note 1 of the Notes to Financial Statements).
(d)	Non-income producing security.
(e)	Variable/Floating Rate Security — The rate shown is based on the latest available information as of March 31, 2022. For Corporate Bank Debt, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(g)	Zero coupon bond. Coupon amount represents effective yield to maturity.
(h)	Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2022.
(i)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.
(j)	Security pledged as collateral.

FPA FLEXIBLE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS – RESTRICTED SECURITIES

March 31, 2022

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holdings 2 LLC, 3M USD LIBOR + 3.250% — 4.000% 9/29/2024	02/23/2022, 02/28/2022, 03/01/2022	$3,602,906	$3,632,954	0.49%
Applied Systems, Inc., 3M USD LIBOR + 2.000% - 3.000% — 4.006% - 5.500% 9/19/2024	02/16/2022	2,408,636	2,407,361	0.32%
Asurion LLC, 1M USD LIBOR + 3.000% — 3.457% 11/3/2024	03/08/2022	4,950,894	4,915,082	0.66%
Axiom Global, Inc., 5.500% 10/1/2026	11/18/2021, 11/19/2021	3,073,439	3,017,749	0.41%
Azalea Topco, Inc., 1M USD LIBOR + 3.750% — 3.709% 7/25/2060	02/17/2022	990,500	990,000	0.13%
BTC Holdings Fund I LLC - 2.780% 1/28/2027	09/01/2021	1,448,267	1,448,267	0.19%
BTC Offshore Holdings Fund, 3M USD LIBOR + 2.650% — 2.910% 10/20/2029	01/20/2022	2,000,000	2,000,000	0.27%
Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan, 1M USD LIBOR + 4.750% — 5.750% 11/12/2027	04/30/2021	90,594	91,259	0.01%
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 1M USD LIBOR + 4.750% — 5.750% 11/12/2027	04/30/2021	1,785,547	1,796,032	0.24%
Cimpress Public Ltd., 1M USD LIBOR + 3.500% — 4.000% 5/17/2028	04/30/2021	1,199,231	1,194,734	0.16%
Copper Earn Out Trust	12/07/2020	—	91,685	0.01%
Copper Property CTL Pass Through Trust	01/17/2019, 02/08/2019, 03/11/2019, 06/08/2020, 07/10/2020	939,850	921,690	0.12%
Emerald Topco, Inc., 1M USD LIBOR + 3.500% — 7/24/2026	09/20/2021	2,084,245	2,068,467	0.28%
Frontier Communications Corp., 3M USD LIBOR + 3.750% — 4.813% 5/1/2028	04/09/2021	1,105,892	1,096,205	0.15%
GHX Ultimate Parent Corp., 3M USD LIBOR + 3.250% — 4.256% 6/28/2024	12/02/2021, 02/24/2022	3,626,232	3,580,365	0.48%
Hanjin International Corp., 3M USD LIBOR + 5.000% — 5.960% 12/23/2022	12/23/2020, 02/25/2021	1,623,878	1,610,730	0.22%
Heartland Dental LLC, 1M USD LIBOR + 4.000% — 4.447% 4/30/2025	02/23/2022	3,611,281	3,594,653	0.48%
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 5.250% 6/23/2023	02/03/2021	—	48	0.00%
McDermott Super Senior Exit LC — 0.500% 6/30/2024	02/28/2020	(3,392)	(124,800)	(0.02)%
Mediaco Holding, Inc. Class A, 8.400%, PIK — 1.000% 11/25/2024	01/01/2022, 02/01/2022	1,164,751	1,089,520	0.15%
PHI Group, Inc., Restricted	08/19/2019	615,785	1,151,968	0.16%
Packers Holdings LLC, 6M USD LIBOR + 3.250% — 4.000% 3/9/2028	02/23/2022	2,418,613	2,391,331	0.32%
PetVet Care Centers LLC, 1M USD LIBOR + 3.500% — 4.250% 2/14/2025	02/23/2022	2,415,295	2,400,909	0.32%
Polaris Newco, LLC Term Loan B, 3M USD LIBOR + 4.000% — 4.500% 6/2/2028	02/23/2022	2,412,365	2,399,841	0.32%

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments – RESTRICTED SECURITIES (Continued)

March 31, 2022

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Polyconcept North America Holdings, Inc., 6M USD LIBOR + 4.500% — 6.000% 8/16/2023	11/18/2019	$744,323	$741,565	0.10%
WH Borrower LLC — 2/15/2027	02/09/2022	2,776,340	2,776,340	0.37%
Windstream Holdings, Inc.	11/16/2020	372,781	166,056	0.02%
Windstream Services LLC, 1M USD LIBOR + 6.250% — 7.250% 9/21/2027	08/11/2020	808,808	827,695	0.11%
TOTAL RESTRICTED SECURITIES		$48,267,061	$48,277,706	6.47%

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.

If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of March 31, 2022:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Energy	—	—	$1,151,968	$1,151,968
Retailing	—	—	1,013,375	1,013,375
Rights
Midstream - Oil & Gas	—	—	166,056	166,056
Commercial Mortgage-Backed Securities
Agency	—	$127,670	—	127,670
Agency Stripped	—	1,158,819	—	1,158,819
Non-Agency	—	50,729,694	2,295,000	53,024,694
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	1,792,092	—	1,792,092
Agency Pool Fixed Rate	—	173,798	—	173,798
Agency Stripped	—	132,055	—	132,055
Non-Agency Collateralized Mortgage Obligation	—	55,609,164	—	55,609,164
Asset-Backed Securities
Auto	—	169,120,448	—	169,120,448
Collateralized Loan Obligation	—	136,805,796	3,448,267	140,254,063
Credit Card	—	49,087	—	49,087
Equipment	—	88,847,256	—	88,847,256
Other	—	106,431,720	12,288,800	118,720,520
Corporate Bonds & Notes	—	34,682,572	—	34,682,572
Corporate Bank Debt	—	41,408,520	1,089,520	42,498,040
Short-Term Investments	—	46,809,000	—	46,809,000
	—	$733,877,691	$21,452,986	$755,330,677

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2022:

Investments	Beginning Value at December 31, 2021	Net Realized and Unrealized Gains (Losses)	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at March 31, 2022	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at March 31, 2022
Common Stocks	$2,618,873	$(453,530)	$188,003	$(188,003)	—	$2,165,343	$(277,179)
Rights	163,241	2,815	—	—	—	166,056	2,815
Commercial Mortgage-Backed Securities Non-Agency	—	11	2,294,989	—		2,295,000	—
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	5,427,136	(186,925)	—	(225,189)	$(5,015,022)	—	—
Asset-Backed Securities Collateralized Loan Obligation	2,720,980	—	1,000,000	(272,713)		3,448,267	—
Other	—	803	12,287,997	—	—	12,288,800	803
Corporate Bank Debt	1,100,801	551	2,015	(13,847)	—	1,089,520	704
	$12,031,031	$(636,275)	$15,773,004	$(699,752)	$(5,015,022)	$21,452,986	$(272,857)

There were transfers of $5,015,022 out of Level 3 into Level 2 during the period ended March 31, 2022. Transfers out of Level 3 were due to change in valuation technique from recent trade activity to vendor priced.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of March 31, 2022:

Financial Assets	Fair Value at March 31, 2021	Valuation Technique(s)	Unobservable Inputs	Price/Range	Weighted Average Price
Common Stocks	$1,013,375	Pricing Model (a)	Quotes/Prices	$11.75 - $15.75	$15.39
	1,151,968	Pricing Model (b)	Executed Trades	$15.30	$15.30

Rights	$166,056	Pricing Model (a)	Quotes/Prices	$14.75	$14.75

Commercial Mortgage-Backed Securities Non Agency	$2,295,000	Third-Party Broker Quote (c)	Quotes/Prices	$100.00	$100.00

Asset Backed Securities
Collateralized Loan Obligation	$3,448,267	Third-Party Broker Quote (c)	Quotes/Prices	$100.00	$100.00
Other	$12,288,800	Third-Party Broker Quote (c)	Quotes/Prices	$98.40 - $100.00	$99.53

Corporate Bank Debt	$1,089,520	Pricing Model (d)	Discounts	14.20%	14.20%

(a)	The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.
(b)	The Pricing Model technique for Level 3 securities involves the last executed trade in the security.
(c)	The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.
(d)	The Pricing Model technique for Level 3 securities involves external valuation by an independent third party who utilized a discounted cash flow model.

NOTE 2 — Federal Income Tax

The cost of investment securities held at March 31, 2022 (excluding short-term investments), was $721,948,314 for federal income tax purposes. Net unrealized depreciation consists of:

Gross unrealized appreciation:	$1,443,020
Gross unrealized depreciation:	(14,869,657)
Net unrealized depreciation:	$(13,426,637)